Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	$ 459,420,000	$ 639,705,000
At the End of the year	2,710,837,000	459,420,000
Goodwill [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	165,975,000	165,975,000
At the End of the year	1,741,483,000	165,975,000
Other intangible assets [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	293,445,000	473,730,000
At the End of the year	873,856,000	293,445,000
Brand [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
At the End of the year	95,498,000
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	1,286,290,000	2,503,112,000
Additions	2,516,609	154,698
Business combinations	1,638,000
Disposals	(519,191,000)	(1,371,520,000)
At the End of the year	3,285,346,000	1,286,290,000
Gross carrying amount [member] | Goodwill [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	165,975,000	165,975,000
Additions	1,575,508
At the End of the year	1,741,483,000	165,975,000
Gross carrying amount [member] | Other intangible assets [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	1,120,315,000	2,337,137,000
Additions	845,603	154,698
Business combinations	1,638,000
Disposals	(519,191,000)	(1,371,520,000)
At the End of the year	1,448,365,000	1,120,315,000
Gross carrying amount [member] | Brand [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
Additions	95,498
At the End of the year	95,498,000
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	(826,871,000)	(1,863,407,000)
Business combinations	(1,393,000)
Disposals	(402,261,000)	(1,283,332,000)
Of the year	148,506,000	(246,796,000)
At the End of the year	(574,509,000)	(826,871,000)
Accumulated depreciation and amortisation [member] | Other intangible assets [member] | At cost [member]
Disclosure of detailed information about intangible assets [line items]
At the beginning of the year	(826,871,000)	(1,863,407,000)
Business combinations	(1,393,000)
Disposals	(402,261,000)	(1,283,332,000)
Of the year	148,506,000	(246,796,000)
At the End of the year	$ (574,509,000)	$ (826,871,000)